DERIVATIVE LIABILITY	12 Months Ended
Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY [Text block]

15. DERIVATIVE LIABILITY

A summary of the Company's derivative liability is as follows:

Earn out shares
$
Balance, January 31, 2023	239,700
Gain on change in fair value of derivative liability	451,372
Settlement	(575,136)
Effect of foreign exchange	(7,703)
Balance, January 31, 2024	108,233
Gain on change in fair value of derivative liability	(22,189)
Effect of foreign exchange	(1,173)
Balance, March 31, 2024	84,871
Gain on change in fair value of derivative liability	(52,257)
Effect of foreign exchange	(4,790)
Balance, March 31, 2025	27,824

Upon the May 24, 2019 acquisition of Swell Companies, the vendors can earn up to 6,000,000 'earn out' shares over a period of seven years. The conditions were based on the Company's common shares exceeding certain share prices during the period. Additionally, 50% of the earn out shares are earned upon a change of control of the Company. The fair value of the derivative liability is derived using a Monte Carlo simulation.

In February 2023, the Company settled the obligation to issue 4,792,800 common shares by making cash payments of $575,136. As at March 31, 2025, March 31, 2024 and January 31, 2024, the total number of remaining earn out shares is 1,207,200.